Capital Transactions	12 Months Ended
Dec. 31, 2022
Investment Company, Capital Share Transactions [Abstract]
Capital Transactions
(4)
Capital Transactions

On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund’s common stock, par value $0.00001, for $25,000.

The securities offered and sold to investors in the Fund’s private offering were simple agreements for future equity in the Fund (the “SAFEs”). A SAFE is an investment instrument similar to a convertible promissory note. The SAFE document is not a debt instrument, but rather appears on the Fund’s capitalization table like other convertible securities such as options. Unlike a convertible note, the SAFE does not have a maturity date and contains provisions for conversion into shares of the Fund’s common stock or redemption upon the occurrences set forth therein. Additionally, a SAFE does not accrue interest.

The purchasers of SAFEs are referred to as “SAFE Investors.” As additional consideration of a SAFE Investor’s purchase of the SAFE, each SAFE Investor was granted a warrant to purchase the number of shares of the Fund’s common stock equal to the purchase amount of the SAFE divided by $10.00 per share (or such amount per share established pursuant to any amendment to the terms of the SAFE) multiplied by either 40% for Tranche 1 or 30% for Tranche 2 and Tranche 3, rounded down to the nearest whole share (the “Warrant Shares”) at a purchase price of $11.50 per Warrant Share, subject to such adjustments as set forth in the terms of the SAFE (the “Warrant”).

Immediately prior to the SAFE Conversion

(defined below)
,
and in accordance with the terms of the SAFE agreement, the Fund performed a reverse stock split of shares of the common stock to ensure that a sufficient amount of shares of the common stock not owned by the Organizer would be outstanding after the SAFE Conversion.

On April 27, 2022, the Fund obtained approval from a majority of the SAFE holders to amend the SAFE Agreement to provide for a mandatory conversion of the SAFEs to shares of our common stock at a conversion price of $10.00 per share (the “SAFE Conversion”). On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.
Selling Stockholders who acquired shares of the common stock in connection with the SAFE Conversion (the “Lock-Up Shares”) are subject to limitations on their ability to offer, sell or otherwise dispose of the Lock-Up Shares during the “Lock-Up Period”. Immediately following the date the shares are listed for trading on the NYSE, 25% of the Lock-Up Shares will be freely transferable and not subject to the lock-up provisions as defined in the Fund’s Registration Statement. The Lock-Up Period for the remaining Lock-Up Shares is:

•	with respect to the first 33.33% of the remaining Lock-Up Shares, 60 days after the date our shares are listed for trading on the NYSE,

•	with respect to an additional 33.33% of the remaining Lock-Up Shares, 120 days after the date our shares are listed for trading on the NYSE, and

•	with respect to the last 33.33% of the remaining Lock-Up Shares, 180 days after the date our shares are listed for trading on the NYSE.

Warrants

The Warrants may only be exercised in full at any time until 5:00 P.M., Eastern Time, on January 1, 2026 (the “Expiration Date”) by the holders of the Warrants by surrendering the Warrant and providing an exercise notice with the information set forth in the Warrant Purchaser Agreement (the “Warrant Agreement”). As a result of the listing of common stock on the NYSE, the Fund may amend the Expiration Date at its sole discretion, provided that such amended Expiration Date will not be effective for at least ten (10) days after written notice is provided to the holder of the Warrants and that any such amendment will be identical among all outstanding Warrants.

If the exercise price of the Warrants is below the opening trading price when trading commences on the NYSE, the exercise price of the Warrants will be increased to an amount equal to the opening trading price when trading commences on the NYSE.

If at any time after the listing of common stock on the NYSE, the then-outstanding shares of common stock are subdivided (by stock split, reclassification or otherwise) or converted or exchange for a certain number of shares of any class or series of capital stock of the Fund (other than the common stock) or for other securities or property, then the exercise price will be adjusted pursuant to the terms of the Warrant Agreement.

A holder of the Warrants is not entitled to any voting rights or other rights as a stockholder of the Fund. In addition, the Warrants and the rights thereunder are not transferable without the written consent of the Fund.

If the Warrant Exercise Price is more than 115% of the SAFE Price at the time of any Public Listing, the Warrant Exercise Price will be reduced by such amount as is necessary to cause the Warrant Exercise Price to equal 115% of the SAFE Price. In addition, if the Warrant Exercise Price would be below the price of common stock offered in any Public Listing, the Warrant Exercise Price will be exercised to an amount equal to the price per share of common stock in the Public Listing.

The Fund evaluated the Warrants pursuant to ASC 480 to determine whether they represent an obligation requiring the Fund to classify the instruments as a liability. Management determined the Warrants do not meet the criteria to be classified as liabilities under ASC 480 and next evaluated them under ASC 815.
Management then determined the Warrants do not meet the definition of a derivative. It was thus determined to next evaluate them under the guidance in ASC 815-40-15-5 through 15-8 to determine whether they meet the criteria to be considered indexed to the Fund’s own stock. Management determined the Warrants do not meet the criteria to be considered indexed to the Fund’s own stock and are a liability classified pursuant to ASC 815-40-15-7D.